Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio
March 31, 2022
VIPCAP-NPRT1-0522
1.814640.117
Common Stocks - 99.1%
	Shares	Value ($)
Bailiwick of Jersey - 1.8%
Experian PLC	226,707	8,734,029
Ferguson PLC	13,476	1,837,545
TOTAL BAILIWICK OF JERSEY		10,571,574
Canada - 9.5%
Brookfield Asset Management, Inc. Class A	174,746	9,885,381
Canadian National Railway Co.	80,100	10,744,927
Canadian Pacific Railway Ltd.	126,200	10,415,803
Constellation Software, Inc.	5,250	8,974,323
Thomson Reuters Corp.	78,400	8,511,964
Waste Connections, Inc. (Canada)	61,650	8,621,581
TOTAL CANADA		57,153,979
Denmark - 3.8%
DSV A/S	48,600	9,399,667
Novo Nordisk A/S Series B	121,500	13,476,311
TOTAL DENMARK		22,875,978
France - 18.2%
Air Liquide SA	54,070	9,459,218
Dassault Systemes SA	184,460	9,062,270
EssilorLuxottica SA	54,060	9,945,384
Hermes International SCA	6,995	9,993,910
Kering SA	13,560	8,560,800
L'Oreal SA	25,500	10,185,857
LVMH Moet Hennessy Louis Vuitton SE	19,501	13,919,800
Pernod Ricard SA	41,006	9,040,824
Sartorius Stedim Biotech	21,452	8,839,900
Schneider Electric SA	65,570	11,008,571
Teleperformance	22,576	8,648,739
TOTAL FRANCE		108,665,273
Germany - 3.0%
Infineon Technologies AG	271,000	9,167,940
Merck KGaA	41,920	8,804,104
TOTAL GERMANY		17,972,044
Hong Kong - 1.4%
Techtronic Industries Co. Ltd.	516,100	8,268,682
India - 2.8%
HDFC Bank Ltd.	448,150	8,613,939
Kotak Mahindra Bank Ltd. (a)	358,700	8,221,574
TOTAL INDIA		16,835,513
Ireland - 6.0%
Accenture PLC Class A	24,550	8,278,997
ICON PLC (a)	33,063	8,041,583
James Hardie Industries PLC CDI	60,467	1,813,896
Kingspan Group PLC (Ireland)	90,380	8,902,475
Linde PLC	27,940	8,924,874
TOTAL IRELAND		35,961,825
Japan - 6.4%
Hoya Corp.	74,920	8,537,725
Keyence Corp.	22,054	10,226,497
Recruit Holdings Co. Ltd.	216,460	9,404,548
Tokyo Electron Ltd.	19,689	10,111,506
TOTAL JAPAN		38,280,276
Netherlands - 7.0%
ASM International NV (Netherlands)	25,940	9,529,983
ASML Holding NV (Netherlands)	22,960	15,342,374
Ferrari NV (Italy)	39,700	8,726,531
Wolters Kluwer NV	80,052	8,552,886
TOTAL NETHERLANDS		42,151,774
Sweden - 4.6%
ASSA ABLOY AB (B Shares)	322,400	8,665,978
Atlas Copco AB (A Shares)	185,550	9,631,153
Hexagon AB (B Shares)	675,200	9,460,093
TOTAL SWEDEN		27,757,224
Switzerland - 9.0%
Compagnie Financiere Richemont SA Series A	72,120	9,141,562
Lonza Group AG	13,156	9,570,330
Nestle SA (Reg. S)	130,330	16,945,332
Partners Group Holding AG	6,921	8,639,547
Sika AG	27,895	9,279,718
TOTAL SWITZERLAND		53,576,489
Taiwan - 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	983,800	20,194,946
United Kingdom - 6.2%
Ashtead Group PLC	136,300	8,653,510
Diageo PLC	208,800	10,591,292
RELX PLC (London Stock Exchange)	296,300	9,220,191
Rentokil Initial PLC	1,220,700	8,434,792
TOTAL UNITED KINGDOM		36,899,785
United States of America - 16.0%
Adobe, Inc. (a)	17,100	7,791,102
Danaher Corp.	28,550	8,374,572
Domino's Pizza, Inc.	16,548	6,735,201
Marsh & McLennan Companies, Inc.	48,349	8,239,637
MasterCard, Inc. Class A	22,900	8,184,002
Moody's Corp.	24,250	8,182,193
NICE Systems Ltd. sponsored ADR (a)	37,860	8,291,340
NVIDIA Corp.	30,062	8,202,717
S&P Global, Inc.	19,187	7,870,124
Sherwin-Williams Co.	31,570	7,880,503
Thermo Fisher Scientific, Inc.	13,624	8,047,016
Zoetis, Inc. Class A	41,660	7,856,659
TOTAL UNITED STATES OF AMERICA		95,655,066
TOTAL COMMON STOCKS (Cost $482,511,908)		592,820,428

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (b) (Cost $4,623,397)	4,622,473	4,623,397

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $487,135,305)	597,443,825
NET OTHER ASSETS (LIABILITIES) - 0.1%	370,781
NET ASSETS - 100.0%	597,814,606

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	78,082,043	50,164,915	123,623,561	1,622	-	-	4,623,397	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	-	5,702,474	5,702,474	167	-	-	-	0.0%
Total	78,082,043	55,867,389	129,326,035	1,789	-	-	4,623,397

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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